Nature of Operations	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

NOTE 1 - NATURE OF OPERATIONS

Nature of Operations

GOFF CORP (the “Company”) was incorporated in the State of Nevada in July 12, 2010. The Company was an exploration stage mining company, that engaged in exploration and mining of mineral properties. They focused on gold and silver production. Since 2013, the Company has been dormant and in June 2021, a new custodian took over and will focus his efforts on developing a strategy for this company moving forward, including identifying suitable targets for acquisition.

The Company had a subsidiary Golden Glory Resources, Inc. This entity was in the business of the aforementioned gold and silver production efforts. There has been no operations in this entity since 2013 until June 9, 2021 when custodianship was awarded to George Sharp.

On June 9, 2021, custodianship of the Company was awarded to George Sharp. All liabilities other than George Sharp’s judgement have been discharged by the Nevada District Court, Clark County.

NOTE 1- NATURE OF OPERATIONS

Nature of Operations

GOFF CORP (the “Company”) was incorporated in the State of Nevada in July 12, 2010. The Company was an exploration stage mining company, that engaged in exploration and mining of mineral properties. They focused on gold and silver production. Since 2013, the Company has been dormant and in June 2021, a new custodian took over and will focus his efforts on developing a strategy for this company moving forward, including identifying suitable targets for acquisition.

The Company had a subsidiary Golden Glory Resources, Inc. This entity was in the business of the aforementioned gold and silver production efforts. There has been no operations in this entity since 2013.

On June 9, 2021, custodianship of the Company was awarded to George Sharp. All liabilities other than George Sharp’s judgement have been canceled by the Superior Court of California, County of San Diego.